SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value		Shares	Value
Common Stocks—95.3%			Commercial Banks (Continued)
Consumer Discretionary—9.9%			Western Alliance
Auto Components—7.0%			Bancorp	9,400$	519,162
Dana, Inc.	54,756$	843,790			1,531,050
Delphi Technologies			Consumer Finance—1.1%
plc[1]	64,289	986,193	SLM Corp.	31,853	347,835
Motorcar Parts of
America, Inc.[1]	20,322	403,595	Insurance—3.0%
		2,233,578	CNO Financial
			Group, Inc.	53,997	949,807
Distributors—2.7%
LKQ Corp.[1]	26,383	862,328	Thrifts & Mortgage Finance—7.8%
			Axos Financial, Inc.[1]	23,853	671,939
Household Durables—0.2%			MGIC Investment
TopBuild Corp.[1]	760	87,028	Corp.	75,187	1,036,829
Consumer Staples—6.9%			Radian Group, Inc.	31,887	780,912
Household Products—6.9%					2,489,680
Energizer Holdings,			Health Care—4.9%
Inc.	26,217	1,212,798	Health Care Providers & Services—2.5%
Spectrum Brands			Brookdale Senior
Holdings, Inc.	16,051	985,692	Living, Inc.[1]	113,437	747,550
		2,198,490	Capital Senior
Energy—6.7%			Living Corp.[1]	23,912	66,715
Energy Equipment & Services—2.0%					814,265
Forum Energy			Pharmaceuticals—2.4%
Technologies, Inc.[1]	9,662	10,242	Mylan NV1	35,160	753,127
Helix Energy
Solutions Group,			Industrials—32.7%
Inc.[1]	55,281	461,043	Building Products—6.6%
NexTier Oilfield			Builders FirstSource,
Solutions, Inc.[1]	29,835	153,650	Inc.[1]	7,566	187,599
		624,935	JELD-WEN Holding,
			Inc.[1]	33,743	805,783
Oil, Gas & Consumable Fuels—4.7%			Masco Corp.	493	23,427
Noble Energy, Inc.	16,153	319,345	Masonite
Northern Oil & Gas,			International Corp.[1]	1,291	96,967
Inc.[1]	174,510	289,687	Owens Corning	15,242	921,989
Parsley Energy, Inc. ,			PGT Innovations,
Cl. A	47,303	787,122	Inc.[1]	5,810	90,055
QEP Resources, Inc.	38,226	121,176			2,125,820
		1,517,330
			Commercial Services & Supplies—1.0%
Financials—17.6%			Team, Inc.[1]	23,856	324,442
Capital Markets—0.9%
Evercore, Inc. , Cl. A	1,200	91,944	Construction & Engineering—6.5%
Greenhill & Co. , Inc.	710	11,119	AECOM[1]	28,333	1,366,501
Stifel Financial Corp.	3,070	198,598	Fluor Corp.	21,816	390,288
		301,661	Valmont Industries,
			Inc.	2,253	320,061
Commercial Banks—4.8%					2,076,850
First Horizon
National Corp.	63,243	1,011,888

1	INVESCO OPPENHEIMER SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares		Value
Electrical Equipment—1.1%			Semiconductors & Semiconductor
nVent Electric plc	15,000$	373,500	Equipment—1.7%
Industrial Conglomerates—1.1%			Kulicke & Soffa
Carlisle Cos. , Inc.	2,218	346,518	Industries, Inc.	20,371		$527,405
Machinery—9.2%			Materials—11.8%
AGCO Corp.	11,763	825,057	Chemicals—4.5%
Astec Industries, Inc.	9,400	387,656	Chemours Co. (The)	23,033		319,468
			Flotek Industries,
Columbus			Inc.[1]	44,052		74,888
McKinnon Corp.	2,300	80,477
Crane Co.	4,400	376,024	Huntsman Corp.	38,384		789,175
Hillenbrand, Inc.	19,400	563,182	Kraton Corp.[1]	17,015		279,897
Timken Co. (The)	13,410	704,427				1,463,428
		2,936,823	Containers & Packaging—2.8%
Professional Services—2.2%			Sealed Air Corp.	25,068		889,914
Insperity, Inc.	6,800	594,116	Metals & Mining—4.5%
ManpowerGroup,			Allegheny
Inc.	168	15,370	Technologies, Inc.[1]	34,982		603,440
Resources			Carpenter
Connection, Inc.	4,833	73,582	Technology Corp.	21,026		835,573
TrueBlue, Inc.[1]	748	16,389				1,439,013
		699,457	Total Common Stocks
			(Cost $29,838,029)			30,519,380
Trading Companies & Distributors—5.0%
Beacon Roofing
Supply, Inc.[1]	17,529	580,385
BMC Stock			Investment Company—4.9%
Holdings, Inc.[1]	2,963	86,475	Invesco Government
			& Agency Portfolio,
DXP Enterprises,			Institutional Class,
Inc.[1]	4,291	148,769	1.48%[2] (Cost
WESCO			$1,568,709)	1,568,709		1,568,709
International, Inc.[1]	16,216	785,017
		1,600,646	Total
Information Technology—4.8%			Investments,
Electronic Equipment, Instruments, &			at Value (Cost
Components—3.1%			$31,406,738)	100.2%		32,088,089
Flex Ltd.[1]	76,384	1,004,450	Net Other Assets
			(Liabilities)	(0.2)		(75,687)
			Net Assets	100.0	% $	32,012,402

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

2	INVESCO OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 – Additional Valuation Information

As of January 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

3	INVESCO OPPENHEIMER SMALL CAP VALUE FUND